REAL ESTATE PROPERTY UNDER DEVELOPMENT - Additional Information (Detail)	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY Y	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 30, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] CNY	Apr. 07, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Maximum [Member]	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Minimum [Member]	Mar. 16, 2011 Huainan Ninetowns [Member] CNY	Oct. 31, 2008 Yizhuang [Member] CNY Y	Jan. 31, 2012 Yizhuang [Member] CNY	Apr. 29, 2012 Commercial land use rights [Member] Y	Apr. 29, 2012 Residential land use rights [Member] Y	Dec. 31, 2012 Huainan [Member] Huainan Huacheng [Member] CNY
Real Estate Properties [Line Items]
Real Estate Under development Assets	305,469,000	$ 84,702,000	527,702,000
Land acquisition cost		73,771,000	459,599,000
Land Development Cost		10,931,000	68,103,000
Land use right period	70									50		40	70
Acquisition costs										30,156,000				292,000,000
Capital contribution paid				8,000,000					10,000,000
Land Cost						258,000,000
Consideration for land paid					140,000,000
Estimated useful life							70 years	40 years
Net land acquisition cost	29,258,000	154,000	962,000								27,593
Net land development cost											6,211